Commitments and contingencies (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments [Abstract]
Delivery installment		$ 793.8	$ 963.9
Back-end fee		18.0	25.8
Maturity of Commitments [Abstract]
Delivery instalments for jack-up rigs, Less than 1 year		793.8
Delivery instalments for jack-up rigs, 1-3 years		0.0
Delivery instalments for jack-up rigs, 3-5 years		0.0
Delivery instalments for jack-up rigs, More than 5 years		0.0
Delivery instalments for jack-up rigs, Total		$ 793.8	$ 963.9
Subsequent Event [Member]
Maturity of Commitments [Abstract]
Delivery instalments for jack-up rigs, 1-3 years	$ 294.8